CONCENTRATION AND RISK (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
CHINA
Amount deposited in major financial institutions		$ 2,729,517	$ 35,367
HONG KONG
Amount deposited in major financial institutions		$ 77,102	$ 80,073
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier M [Member]
Concentration Risk, Percentage	65.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier N [Member]
Concentration Risk, Percentage	34.00%